IPP SOLAR PARKS, INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2019
IPP solar parks
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
21.	IPP SOLAR PARKS, INVESTMENT PROPERTY
(1)	IPP Solar Parks

At the end of each reporting period, the Company’s solar parks, which are held for use, consisted of the following:

	Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development	Completed solar parks	Total
	Thousand US$	Thousand US$	Thousand US$
At January 1, 2018	52,631	393,189	445,820
Additions	41,953	770	42,723
Reclassified as held for sale (Note 19)	(9,983)	(52,052)	(62,035)
Transfer to investment property	—	(265)	(265)
Disposal of solar parks (Note a)	(5,328)	(12,533)	(17,861)
Disposals of subsidiaries (Note a)	—	(3,471)	(3,471)
Transfer	(44,327)	44,327	—
Exchange adjustment	(117)	3,769	3,652
At December 31, 2018	34,829	373,734	408,563
Additions	43,516	637	44,153
Transfer to investment property	—	(2,213)	(2,213)
Disposals of IPP (Note a)	—	(564)	(564)
Disposals of subsidiaries (Note a)	—	(131,068)	(131,068)
Transfer	(16,445)	16,445	—
Exchange adjustment	323	2,023	2,346
At December 31, 2019	62,223	258,994	321,217
DEPRECIATION AND IMPAIRMENT
At January 1, 2018	9,387	39,028	48,415
Provided for the year	—	19,414	19,414
Impairment provided for the year	1,785	2,756	4,541
Reclassified as held-for-sale (Note 19)	(7,862)	(7,006)	(14,868)
Disposal of subsidiaries (Note a)	—	(1,056)	(1,056)
Disposal of IPP Solar Parks (Note a)	—	(1,459)	(1,459)
Exchange adjustments	—	526	526
At December 31, 2018	3,310	52,203	55,513
Provided for the year	—	11,720	11,720
Impairment provided for the year	2,829	57	2,886
Disposal of subsidiaries (Note a)	—	(9,751)	(9,751)
Disposal of IPP Solar Parks (Note a)	—	(558)	(558)
Exchange adjustments	1	293	294
At December 31, 2019	6,140	53,964	60,104
CARRYING VALUES
At December 31, 2018	31,519	321,531	353,050
At December 31, 2019	56,083	205,030	261,113

(a)	Depreciation is calculated using the straight-line method over the estimated useful lives of 20 to 30 years for completed solar parks.

As at December 31, 2018 and 2019, the solar parks with carrying amounts of approximately US$344.3 million and US$197.4  million, respectively, were pledged by the Company to secure borrowings with carrying amounts of approximately US$252.9 million and US$199.2 million, respectively.

During the year ended December 31, 2018, 2 subsidiaries has been disposed to a third party buyer and another 4 solar parks were sold to a third party buyer. Several projects were termination in Chile Japan Canada and the completed projects in USA were evaluated for impairment given the difference between the assets’ carrying amount and fair value. As a result, an impairment loss of US$4.5 million was recorded by the Company.

During the year ended December 31, 2019, 5 subsidiaries were taken over by Hudson due to the Hudson dispute (Note 32), 2 subsidiaries have been disposed to two thirty parties in Chile and the United States, respectively, and another 13 solar parks in Japan were sold to a third party as well, 12 of which was classified as held-for-sale in 2018.

During the year ended December 31, 2019, most of our IPP impairment was primarily a result of the termination of several of projects in Chile Japan Canada and United State, due to the increase of costs and difficulty of development. As a result, an impairment loss of US$2.9 million was recorded by the Company.

(2)	Investment Property

Included in the Company’s IPP solar parks are land acquired by the Company with carrying amounts of approximately US$11.3 million, US$11.0 million and US$7.8 million, respectively, as at December 31, 2017, 2018 and 2019. The Company transferred certain pieces of land with carrying amount of approximately nil, US$265 thousand and US$2.2 million, during the year ended December 31, 2017, 2018 and 2019, respectively, from IPP solar parks to investment property upon commencement of leases. The transfer is triggered by the sales of IPP solar parks assets situated on these land to third party customers. The land, being accounted for as investment property, has indefinite useful lives and is measured at costs less accumulated impairment losses, if any. The lease of land is an operating lease in nature and the future minimum lease receivables under non-cancellable operating leases is disclosed in note

22.